Stockholders' Equity - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 01, 2013	Mar. 06, 2013	Dec. 18, 2014	Apr. 22, 2014	Feb. 04, 2015	Mar. 20, 2015	Jan. 24, 2014	Aug. 13, 2013	Jul. 10, 2014
Class of Stock [Line Items]
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000	10,000,000
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000		100,000,000	100,000,000									100,000,000
Fair value of Preferred Stock dividends	$ 185,000	$ 1,755,000	$ 4,130,000	$ 8,610,000
Research and development expenses	228,000			12,250,000
Number of common stock sold	31,221,598		21,984,272	11,788,045
Proceeds from issuance of common stock	64,000		1,886,000	15,651,000
Common stock shares issued price			1,886,000	15,651,000
Commissions and other offering expenses related to stock issuance			114,000	727,000
OPKO Health, Inc.[Member]
Class of Stock [Line Items]
Research and development expenses				12,250,000
Common stock issued under securities purchase agreement, per shares						$ 4.35
Common stock, issued			1,666,666		1,666,666
Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued upon conversion of preferred stock			9,463,712	1,056,684
Common stock issued under securities purchase agreement			700,000	3,765,230		3,765,230
Proceeds from issuance of common stock						15,700,000
Common stock shares issued price				1,000
Commissions and other offering expenses related to stock issuance			114,000	727,000
Common stock, issued				1,666,666
Commissions and other costs						700,000
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Stock reserved during period, value							10,800,000	20,000,000
Common stock shares issued price							2,000,000
Stock issued during period, per share price							$ 4.00
Stock issued as a commitment fee, shares							100,000
Common stock issued under securities purchase agreement, per shares							$ 4
Stock issued during period, net Proceeds							1,900,000
Commissions and other offering expenses related to stock issuance							100,000
Lincoln Park Capital Fund, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock sold	50,000
Proceeds from issuance of common stock	64,000
Hapten Pharmaceuticals, LLC [Member]
Class of Stock [Line Items]
License fee									100,000
Research and development expenses	228,000
Hapten Pharmaceuticals, LLC [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued under securities purchase agreement									200,000
Series A-1 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000		10,000	10,000							5,000
Preferred Stock, shares outstanding	21		1,578	2,054
Preferred stock, annual dividend rate	7.00%		7.00%
Preferred stock, face amount	$ 1,000		$ 1,000
Dividends issued on Preferred Stock	21	72	240	54
Fair value of Preferred Stock dividends	37,000	745,000	1,731,000	412,000
Percentage of affiliates owning shares	9.999%		9.999%
Preferred Stock convertible to common stock	2,437.57		2,437.57
Conversion of preferred stock into common shares	3,578	506
Number of common stock issued upon conversion of preferred stock			(3,716)
Shares of Series A Preferred Stock exchanged for Series A-1 Preferred Stock			3,000	2,000						2,000	3,000	2,000
Capital distribution			$ 0
Series A-1 Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued upon conversion of preferred stock	8,721,144	1,233,402
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, annual dividend rate	7.00%		7.00%
Preferred stock, face amount	$ 1,000		$ 1,000
Dividends issued on Preferred Stock	84	96	356	628
Percentage of affiliates owning shares	9.999%		9.999%
Preferred Stock convertible to common stock	2,437.57		2,437.57
Conversion of preferred stock into common shares	109	166
Number of common stock issued upon conversion of preferred stock			(166)	(434)
Shares of Series A Preferred Stock exchanged for Series A-1 Preferred Stock			(3,000)	(2,000)						2,000
Series A Convertible Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of common stock issued upon conversion of preferred stock	266,182	405,720